Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Product	$ 738	$ 766
Maintenance	882	749
Total revenues	1,620	1,515
Cost of sales:
Product	287	199
Maintenance	232	191
Research and development	1,771	1,931
Sales and marketing expense	980	1,264
General and administrative expense	2,175	1,743
Total operating costs and expenses	5,445	5,328
Loss from operations	(3,825)	(3,813)
Other expense, net	(3)	50
Interest expense:
Related party	(31)
Other	$ (23)	$ (259)
Amortization of debt discount and deferred financing cost:
Other
Gain (loss) on derivative liability	$ 18	$ 7
Net loss	(3,864)	(4,015)
Accretion of beneficial conversion feature, preferred shares:
Related party	(457)	(208)
Other	(69)	(444)
Preferred stock dividends:
Related party	(1,576)	(1,364)
Other	$ (1,600)	$ (1,348)
Income tax
Net loss before non-controlling interest	$ (7,566)	$ (7,379)
Net loss attributable to non-controlling interest
Net loss attributable to common stockholders	$ (7,566)	$ (7,379)
Basic and diluted loss per common share	$ (40)	$ (39)
Weighted average common shares outstanding, basic and diluted	187	187